Subsequent Events - Additional Information (Details)						3 Months Ended		12 Months Ended
	Apr. 28, 2021 USD ($)	Apr. 02, 2021 USD ($) ft²	Mar. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 01, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Operating lease expiring date								Jan. 31, 2023
Monthly base rent						$ 700,000	$ 640,000	$ 2,552,000	$ 2,568,000
Proceeds from common stock						$ 463,825,000		99,800,000
Class A Common Stock | VGA
Subsequent Event [Line Items]
Proceeds from common stock			$ 100,000,000	$ 100,000,000	$ 100,000,000			$ 100,000,000
Subsequent Event
Subsequent Event [Line Items]
Area of rentable space lease | ft²		197,000
Operating lease expiring date		Sep. 30, 2032
Duration of abated monthly base rent		10 months
Lease term during which abated monthly base rent to be received		2 years
Subsequent Event | Class A Common Stock | VGA
Subsequent Event [Line Items]
Proceeds from common stock	$ 100,000,000
Minimum | Subsequent Event
Subsequent Event [Line Items]
Monthly base rent		$ 400,000
Maximum | Subsequent Event
Subsequent Event [Line Items]
Monthly base rent		$ 530,000